Segment Reporting - Revenues Attributable to Company's Geographic Regions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 1,153,622	$ 1,264,536	$ 1,297,358	$ 1,198,705	$ 4,607,521	$ 4,914,221	$ 4,549,773
EMENA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					1,141,373	1,263,684	1,199,125
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					1,550,846	1,598,243	1,374,627
Asia Pacific [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					1,042,083	1,145,227	1,202,528
Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					873,219	907,067	773,493
Freight Forwarding [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					3,094,408	3,384,335	3,162,238
Freight Forwarding [Member] | EMENA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					909,436	1,041,126	941,176
Freight Forwarding [Member] | Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					750,324	753,999	648,451
Freight Forwarding [Member] | Asia Pacific [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					970,084	1,083,718	1,158,101
Freight Forwarding [Member] | Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					464,564	505,492	414,510
Contract Logistics and Distribution [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					1,513,113	1,529,886	1,387,535
Contract Logistics and Distribution [Member] | EMENA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					231,937	222,558	257,949
Contract Logistics and Distribution [Member] | Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					800,522	844,244	726,176
Contract Logistics and Distribution [Member] | Asia Pacific [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					71,999	61,509	44,427
Contract Logistics and Distribution [Member] | Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues					$ 408,655	$ 401,575	$ 358,983